Offerings - Offering: 1	May 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value per share
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810
Offering Note

(1)	1a. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
1b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.